SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 97.8%
Communication Services — 1.5%
13,700	AMC Networks, Inc., Class A*	$135,630
67,900	Creative Realities, Inc.*	166,355
72,450	DHI Group, Inc.*	128,236
48,000	Gray Media, Inc.	151,200
37,900	National CineMedia, Inc.*	251,656
12,000	Reservoir Media, Inc.*	108,600
21,400	Saga Communications, Inc., Class A	236,042
20,800	Spok Holdings, Inc.	333,840
10,900	Travelzoo*	217,455
		1,729,014
Consumer Discretionary — 13.7%
34,000	Alliance Entertainment Holding Corp.*	308,040
550	AMCON Distributing Co.	70,488
9,000	American Public Education, Inc.*	194,130
1,600	America’s Car-Mart, Inc.*	82,000
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
33,200	Beazer Homes USA, Inc.*	911,672
870	Biglari Holdings, Inc., Class B*	221,232
6,300	Canterbury Park Holding Corp.	132,363
1,543	Century Communities, Inc.	113,194
42,100	Clarus Corp.	189,871
41,500	Crown Crafts, Inc.	185,920
20,700	Denny’s Corp.*	125,235
34,900	Destination XL Group, Inc.*	93,881
21,300	El Pollo Loco Holdings, Inc.*	245,802
13,300	Escalade, Inc.	189,924
12,400	Ethan Allen Interiors, Inc.	348,564
7,000	Flanigan’s Enterprises, Inc.	176,750
14,800	Flexsteel Industries, Inc.	804,232
6,100	Hamilton Beach Brands Holding Co., Class A	102,663
20,180	Haverty Furniture Cos., Inc.	449,207
10,400	hhgregg, Inc.*,(a),(b)	1
62,400	Holley, Inc.*	188,448
6,500	Hooker Furnishings Corp.	91,065
3,300	Hovnanian Enterprises, Inc., Class A*	441,606
10,000	Inspired Entertainment, Inc.*	90,500
7,400	JAKKS Pacific, Inc.*	208,310
6,440	Johnson Outdoors, Inc., Class A	212,520
23,500	Kid Brands, Inc.*,(a),(b)	0
27,320	Lakeland Industries, Inc.	698,026
18,100	Landsea Homes Corp.*	153,669
24,400	Latham Group, Inc.*	169,824
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
6,800	La-Z-Boy, Inc.	296,276

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
25,900	Legacy Education, Inc.*	$215,488
17,600	Legacy Housing Corp.*	434,368
48,000	Leslie’s, Inc.*	107,040
42,300	Lincoln Educational Services Corp.*	669,186
3,900	Lovesac Co. (The)*	92,274
1,580	M/I Homes, Inc.*	210,061
18,480	MarineMax, Inc.*	534,996
7,500	MasterCraft Boat Holdings, Inc.*	143,025
9,750	McRae Industries, Inc., Class A	501,150
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
15,700	Mestek, Inc.*	502,400
18,340	Movado Group, Inc.	360,931
4,600	Nathan’s Famous, Inc.	361,606
13,000	Nobility Homes, Inc.	429,000
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
2,288	Patrick Industries, Inc.	190,046
119,400	Point.360*,(a),(b),(c)	0
2,000	RCI Hospitality Holdings, Inc.	114,940
5,900	Regis Corp.*	139,948
26,900	Rocky Brands, Inc.	613,320
10,300	Smith & Wesson Brands, Inc.	104,082
1,560	Sonic Automotive, Inc., Class A	98,826
15,400	Standard Motor Products, Inc.	477,092
5,330	Strattec Security Corp.*	219,596
2,210	Stride, Inc.*	229,685
11,389	Superior Group of Cos., Inc.	188,260
26,600	Tile Shop Holdings, Inc.*	184,338
58,800	Torrid Holdings, Inc.*	307,524
4,600	Universal Technical Institute, Inc.*	118,266
30,000	Universal Travel Group*,(a),(b),(c)	0
14,600	Vera Bradley, Inc.*	57,378
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
17,600	Weyco Group, Inc.	660,880
		15,761,119
Consumer Staples — 5.7%
7,900	Alico, Inc.	204,847
5,350	Andersons, Inc. (The)	216,782
2,525	Central Garden & Pet Co.*	97,970
52,000	Coffee Holding Co., Inc.*	177,840
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800
11,760	Ingles Markets, Inc., Class A	757,815
29,300	Lifecore Biomedical, Inc.*	217,699
3,900	Limoneira Co.	95,394
4,400	Medifast, Inc.*	77,528
28,260	Natural Grocers by Vitamin Cottage, Inc.	1,122,487
22,300	Nature’s Sunshine Products, Inc.*	326,918
15,130	Oil-Dri Corp. of America	1,325,993
49,800	Sadot Group, Inc.*	188,244

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
6,500	Seneca Foods Corp., Class A*	$515,190
23,260	SpartanNash Co.	426,123
5,500	USANA Health Sciences, Inc.*	197,395
17,300	Village Super Market, Inc., Class A	551,697
		6,582,722
Energy — 6.0%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
28,800	Amplify Energy Corp.*	172,800
21,700	Berry Corp.	89,621
10,400	Dorian LPG Ltd.	253,448
22,700	Epsilon Energy Ltd.	140,967
74,490	FutureFuel Corp.	394,052
8,200	Geospace Technologies Corp.*	82,164
6,700	Global Partners LP	311,885
30,000	Gulf Island Fabrication, Inc.*	204,300
10,300	Hallador Energy Co.*	117,935
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
11,700	Mexco Energy Corp.	131,976
7,200	Natural Gas Services Group, Inc.*	192,960
8,000	NCS Multistage Holdings, Inc.*	207,680
56,140	North American Construction Group Ltd.	1,213,185
24,100	NPK International, Inc.*	184,847
36,700	OPAL Fuels, Inc., Class A*	124,413
25,600	PermRock Royalty Trust	90,112
62,000	PHX Minerals, Inc.	248,000
1,950	PrimeEnergy Resources Corp.*	428,201
82,600	Profire Energy, Inc.*	209,804
19,800	Ranger Energy Services, Inc.	306,504
14,230	REX American Resources Corp.*	593,249
4,500	Riley Exploration Permian, Inc.	143,640
87,200	Ring Energy, Inc.*	118,592
8,700	SandRidge Energy, Inc.	101,877
47,900	Smart Sand, Inc.	107,775
20,900	Solaris Energy Infrastructure, Inc., Class A	601,502
16,500	VAALCO Energy, Inc.	72,105
		6,843,594
Financials — 33.4%
17,400	Acacia Research Corp.*	75,516
4,700	ACNB Corp.	187,201
8,400	Advanced Flower Capital, Inc., REIT	69,972
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
12,700	AG Mortgage Investment Trust, Inc., REIT	84,455
4,000	Alerus Financial Corp.	76,960
8,030	Amalgamated Financial Corp.	268,764
6,900	Amerant Bancorp, Inc.	154,629
3,900	American Business Bank*	171,600
7,600	Ames National Corp.	124,868

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
2,800	Arrow Financial Corp.	$80,388
2,472	Atlantic Union Bankshares Corp.	93,639
5,300	Atlanticus Holdings Corp.*	295,634
9,010	Banco Latinoamericano de Comercio Exterior SA, Class E	320,486
1,500	Bancorp, Inc. (The)*	78,945
2,400	Bank First Corp.	237,816
3,742	Bank of Marin Bancorp	88,947
5,220	Bank7 Corp.	243,565
14,400	BankFinancial Corp.	182,808
7,000	Bankwell Financial Group, Inc.	218,050
2,028	Banner Corp.	135,410
6,800	Bar Harbor Bankshares	207,944
5,300	BayCom Corp.	142,252
10,500	BCB Bancorp, Inc.	124,320
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
3,500	BNCCORP, Inc.	112,350
15,290	Bridgewater Bancshares, Inc.*	206,568
10,174	Brookline Bancorp, Inc.	120,053
3,076	Burke & Herbert Financial Services Corp.	191,819
5,500	Business First Bancshares, Inc.	141,350
1,700	C&F Financial Corp.	121,125
3,887	California First Leasing Corp.	84,620
2,100	Camden National Corp.	89,754
6,200	Capital Bancorp, Inc.	176,700
6,320	Capital City Bank Group, Inc.	231,628
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
5,700	Carter Bankshares, Inc.*	100,263
4,100	Central Pacific Financial Corp.	119,105
6,500	CF Bankshares, Inc.	166,010
1,900	Chemung Financial Corp.	92,739
12,500	Chicago Atlantic Real Estate Finance, Inc., REIT	192,750
2,800	ChoiceOne Financial Services, Inc.	99,792
8,200	Citizens & Northern Corp.	152,520
6,300	Citizens Community Bancorp, Inc.	102,627
2,754	Citizens Financial Services, Inc.	174,356
10,980	Civista Bancshares, Inc.	231,019
8,890	CNB Financial Corp.	221,005
3,000	Coastal Financial Corp.*	254,730
6,600	Colony Bankcorp, Inc.	106,524
9,808	Community West Bancshares	189,981
72,603	Consumer Portfolio Services, Inc.*	788,469
10,600	Crescent Capital BDC, Inc.	203,732
8,218	Dime Community Bancshares, Inc.	252,580
5,200	Donegal Group, Inc., Class A	80,444
4,134	Eastern Bankshares, Inc.	71,312
18,900	Ellington Credit Co., REIT	125,118
8,000	Embassy Bancorp, Inc.	132,800
9,480	Enova International, Inc.*	908,942
7,170	Enterprise Bancorp, Inc.	283,502

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
4,378	Enterprise Financial Services Corp.	$246,919
4,700	Equity Bancshares, Inc., Class A	199,374
5,190	Esquire Financial Holdings, Inc.	412,605
6,800	ESSA Bancorp, Inc.	132,600
4,400	Evans Bancorp, Inc.	190,520
12,400	EZCORP, Inc., Class A*	151,528
3,600	Farmers & Merchants Bancorp, Inc.	106,020
13,950	Farmers National Banc Corp.	198,369
3,387	FB Financial Corp.	174,464
3,930	Federal Agricultural Mortgage Corp., Class C	774,013
2,800	Fidelity D&D Bancorp, Inc.	136,640
4,400	Fidus Investment Corp.	92,488
8,000	Financial Institutions, Inc.	218,320
6,700	First Bancorp, Inc. (The)	183,245
10,400	First Bank	146,328
7,700	First Business Financial Services, Inc.	356,433
5,810	First Community Bankshares, Inc.	241,928
6,400	First Community Corp.	153,600
6,410	First Financial Corp.	296,078
10,000	First Financial Northwest, Inc.	217,000
14,100	First Foundation, Inc.	87,561
7,040	First Internet Bancorp	253,370
9,800	First of Long Island Corp. (The)	114,464
38,000	First Place Financial Corp.*,(a),(b),(c)	0
10,100	First Reliance Bancshares, Inc.*	96,859
5,400	First Savings Financial Group, Inc.	143,424
3,800	First United Corp.	128,098
6,600	First Western Financial, Inc.*	129,030
3,200	Five Star Bancorp	96,288
8,600	Flushing Financial Corp.	122,808
6,380	FS Bancorp, Inc.	261,963
13,250	FVCBankcorp, Inc.*	166,553
5,500	Gladstone Capital Corp.	156,420
10,200	Gladstone Investment Corp.	135,150
7,220	Guaranty Bancshares, Inc.	249,812
6,500	Guild Holdings Co., Class A	91,715
11,080	Hanmi Financial Corp.	261,710
8,800	HarborOne Bancorp, Inc.	104,104
3,500	Hawthorn Bancshares, Inc.	99,225
11,510	HBT Financial, Inc.	252,069
13,600	Heritage Commerce Corp.	127,568
12,200	Heritage Insurance Holdings, Inc.*	147,620
700	Hingham Institution for Savings (The), FOR	177,898
5,000	Home Bancorp, Inc.	231,050
8,530	HomeTrust Bancshares, Inc.	287,290
9,000	I3 Verticals, Inc., Class A*	207,360
8,110	Independent Bank Corp.	282,471
8,500	Investar Holding Corp.	186,660

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
3,693	Investors Title Co.	$874,355
6,400	LCNB Corp.	96,832
8,000	MainStreet Bancshares, Inc.	144,800
38,700	Manhattan Bridge Capital, Inc., REIT	217,107
16,700	Medallion Financial Corp.	156,813
4,840	Mercantile Bank Corp.	215,332
6,160	Merchants Bancorp	224,655
13,000	Meridian Corp.	178,230
7,510	Metrocity Bankshares, Inc.	239,945
5,320	Metropolitan Bank Holding Corp.*	310,688
5,500	Mid Penn Bancorp, Inc.	158,620
4,100	Middlefield Banc Corp.	115,005
8,410	Midland States Bancorp, Inc.	205,204
5,200	MidWestOne Financial Group, Inc.	151,424
7,200	MVB Financial Corp.	149,040
6,200	National Bankshares, Inc.	178,002
14,000	NewtekOne, Inc.	178,780
5,440	Northeast Bank	499,011
14,200	Northeast Community Bancorp, Inc.	347,332
9,700	Northfield Bancorp, Inc.	112,714
5,100	Northrim BanCorp, Inc.	397,494
29,180	Northwest Bancshares, Inc.	384,884
2,600	Norwood Financial Corp.	70,733
2,900	Oak Valley Bancorp	84,825
7,560	OFG Bancorp	319,939
3,296	Old National Bancorp	71,540
18,180	Old Second Bancorp, Inc.	323,240
2,600	Onity Group, Inc.*	79,846
13,200	OP Bancorp	208,692
10,770	Oppenheimer Holdings, Inc., Class A	690,249
3,830	Orange County Bancorp, Inc.	212,833
13,525	Orrstown Financial Services, Inc.	495,150
8,500	Pacific Financial Corp.	105,825
9,900	Palmer Square Capital BDC, Inc.	150,480
9,300	Parke Bancorp, Inc.	190,743
6,600	PCB Bancorp	133,584
5,500	Peapack-Gladstone Financial Corp.	176,275
24,100	PennantPark Investment Corp.	170,628
3,700	Penns Woods Bancorp, Inc.	112,443
4,100	Peoples Bancorp of North Carolina, Inc.	128,125
13,298	Peoples Bancorp, Inc.	421,414
3,900	Peoples Financial Services Corp.	199,602
7,300	Pinnacle Bank/Gilroy CA*	136,510
2,000	Plumas Bancorp	94,520
9,900	Ponce Financial Group, Inc.*	128,700
22,524	Premier Financial Corp.	575,939
18,400	Primis Financial Corp.	214,544
5,500	Princeton Bancorp, Inc.	189,365
5,900	Private Bancorp of America, Inc.*	340,666

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
7,600	Provident Bancorp, Inc.*	$86,640
8,700	Provident Financial Holdings, Inc.	138,417
13,770	Provident Financial Services, Inc.	259,840
10,610	RBB Bancorp	217,399
3,700	Red River Bancshares, Inc.	199,726
14,660	Regional Management Corp.	498,147
19,100	Riverview Bancorp, Inc.	109,634
3,050	S&T Bancorp, Inc.	116,571
6,020	Safety Insurance Group, Inc.	496,048
3,400	Saratoga Investment Corp.	81,328
6,300	SB Financial Group, Inc.	131,733
11,025	Security National Financial Corp., Class A*	132,631
17,700	Seven Hills Realty Trust, REIT	231,516
11,000	Shore Bancshares, Inc.	174,350
9,660	Sierra Bancorp	279,367
11,500	SmartFinancial, Inc.	356,270
6,300	South Atlantic Bancshares, Inc.	100,422
9,930	South Plains Financial, Inc.	345,067
5,900	Southern First Bancshares, Inc.*	234,525
4,970	Southern Missouri Bancorp, Inc.	285,129
3,000	Southern States Bancshares, Inc.	99,930
9,300	Stellus Capital Investment Corp.	127,968
4,980	Stewart Information Services Corp.	336,100
1	Sunrise Realty Trust, Inc., REIT	14
12,200	SWK Holdings Corp.*	193,492
4,700	Third Coast Bancshares, Inc.*	159,565
6,900	Timberland Bancorp, Inc.	210,519
5,400	Tiptree, Inc.	112,644
9,300	United Security Bancshares	93,930
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,650	Unity Bancorp, Inc.	246,397
4,500	Universal Insurance Holdings, Inc.	94,770
5,400	Velocity Financial, Inc.*	105,624
2,600	Washington Trust Bancorp, Inc.	81,510
14,800	Waterstone Financial, Inc.	198,912
9,660	West BanCorp, Inc.	209,139
26,300	Western New England Bancorp, Inc.	241,960
6,880	Westwood Holdings Group, Inc.	99,829
1,756	Wintrust Financial Corp.	218,991
		38,286,199
Health Care — 2.9%
31,400	Biote Corp., Class A*	194,052
4,800	Cross Country Healthcare, Inc.*	87,168
57,600	DocGo, Inc.*	244,224
6,100	Entrada Therapeutics, Inc.*	105,469
17,700	FONAR Corp.*	267,978
2,500	Kewaunee Scientific Corp.*	154,675

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
85,300	Oramed Pharmaceuticals, Inc.*	$206,426
31,400	OraSure Technologies, Inc.*	113,354
51,200	Organogenesis Holdings, Inc.*	163,840
7,100	Pacira BioSciences, Inc.*	133,764
5,300	Phibro Animal Health Corp., Class A	111,300
40,000	Precision BioSciences, Inc.*	152,400
71,800	Puma Biotechnology, Inc.*	218,990
10,400	Rigel Pharmaceuticals, Inc.*	174,928
3,300	Semler Scientific, Inc.*	178,200
29,100	Sensus Healthcare, Inc.*	201,372
9,100	Tactile Systems Technology, Inc.*	155,883
1,300	Utah Medical Products, Inc.	79,911
16,100	Vanda Pharmaceuticals, Inc.*	77,119
24,300	Viemed Healthcare, Inc.*	194,886
17,900	Voyager Therapeutics, Inc.*	101,493
		3,317,432
Industrials — 19.1%
11,000	Acme United Corp.	410,630
6,500	Allient Inc.	157,820
9,500	Aris Water Solutions, Inc., Class A	227,525
20,300	BGSF, Inc.	106,372
5,250	BlueLinx Holdings, Inc.*	536,340
45,400	Broadwind Energy, Inc.*	85,352
3,374	CECO Environmental Corp.*	101,996
10,678	Cenveo, Inc.*,(a),(b),(c)	0
8,600	Civeo Corp.	195,392
84,600	Commercial Vehicle Group, Inc.*	209,808
33,178	CompX International, Inc.	867,605
31,200	Concrete Pumping Holdings, Inc.*	207,792
36,000	Conduent, Inc.*	145,440
43,300	Costamare, Inc.	556,405
11,600	Covenant Logistics Group, Inc.	632,316
16,800	DLH Holdings Corp.*	134,904
27,760	Ducommun, Inc.*	1,767,202
2,400	DXP Enterprises, Inc.*	198,288
21,700	Eastern Co. (The)	575,918
33,660	Ennis, Inc.	709,889
15,590	Espey Mfg. & Electronics Corp.	470,038
8,700	EVI Industries, Inc.	142,245
14,000	Genco Shipping & Trading Ltd.	195,160
14,500	Gencor Industries, Inc.*	255,925
2,700	Graham Corp.*	120,069
18,900	Great Lakes Dredge & Dock Corp.*	213,381
9,610	Greenbrier Cos., Inc. (The)	586,114
10,200	IBEX Holdings Ltd.*	219,198
10,700	Insteel Industries, Inc.	289,007
10,600	Interface, Inc.	258,110
14,200	Kelly Services, Inc., Class A	197,948

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
3,900	L B Foster Co., Class A*	$104,910
5,500	Limbach Holdings, Inc.*	470,470
25,350	LSI Industries, Inc.	492,297
24,500	Manitex International, Inc.*	142,100
11,900	Manitowoc Co., Inc. (The)*	108,647
8,940	Marten Transport Ltd.	139,553
15,300	Mayville Engineering Co., Inc.*	240,516
22,579	Miller Industries, Inc.	1,475,763
11,400	Mistras Group, Inc.*	103,284
4,900	National Presto Industries, Inc.	482,258
20,000	NL Industries, Inc.	155,400
13,000	Northwest Pipe Co.*	627,380
5,400	PAMT CORP*	88,452
11,600	Park Aerospace Corp.	169,940
3,400	Park-Ohio Holdings Corp.	89,318
10,900	Perma-Pipe International Holdings, Inc.*	162,955
500	Powell Industries, Inc.	110,825
3,540	Preformed Line Products Co.	452,377
14,500	Quanex Building Products Corp.	351,480
52,800	Radiant Logistics, Inc.*	353,760
17,200	Resources Connection, Inc.	146,716
44,400	Safe Bulkers, Inc.	158,508
8,700	Shyft Group, Inc. (The)	102,138
17,300	Steel Connect, Inc.*	215,731
7,200	Sun Country Airlines Holdings, Inc.*	104,976
6,600	Taylor Devices, Inc.*	274,692
9,700	Titan International, Inc.*	65,863
14,800	Titan Machinery, Inc.*	209,124
18,500	Twin Disc, Inc.	217,375
13,700	Virco Mfg. Corp.	140,425
19,000	VirTra, Inc.*	128,250
3,200	VSE Corp.	304,320
3,000	Willdan Group, Inc.*	114,270
12,638	Willis Lease Finance Corp.	2,623,017
		21,901,279
Information Technology — 7.1%
17,700	AstroNova, Inc.*	212,577
7,750	Aviat Networks, Inc.*	140,353
12,800	Bel Fuse, Inc., Class B	1,055,616
46,300	Bit Digital, Inc.*	135,659
6,600	BK Technologies Corp.*	226,314
11,800	Coda Octopus Group, Inc.*	92,394
22,000	CompoSecure, Inc., Class A	337,260
5,300	Consensus Cloud Solutions, Inc.*	126,458
16,800	CoreCard Corp.*	381,360
7,600	CPI Card Group, Inc.*	227,164
29,800	Crexendo, Inc.*	155,854

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
4,050	CTS Corp.	$213,556
6,900	Daktronics, Inc.*	116,334
44,800	Data Storage Corp.*	189,504
5,750	Digi International, Inc.*	173,823
32,600	Eastman Kodak Co.*	214,182
3,580	ePlus, Inc.*	264,490
32,800	Everspin Technologies, Inc.*	209,592
8,700	Frequency Electronics, Inc.	161,124
44,000	Immersion Corp.	384,120
23,300	Information Services Group, Inc.	77,822
20,500	inTEST Corp.*	176,095
17,300	Key Tronic Corp.*	72,141
24,100	Kimball Electronics, Inc.*	451,393
8,600	NETGEAR, Inc.*	239,682
12,900	Nortech Systems, Inc.*	140,610
9,720	PC Connection, Inc.	673,304
32,130	Photronics, Inc.*	756,983
7,100	Richardson Electronics Ltd.	99,613
20,180	Vishay Precision Group, Inc.*	473,625
		8,179,002
Materials — 3.0%
3,700	AdvanSix, Inc.	105,413
26,400	American Vanguard Corp.	122,232
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
9,600	Clearwater Paper Corp.*	285,792
21,300	Core Molding Technologies, Inc.*	352,302
19,000	Flotek Industries, Inc.*	181,070
41,200	Fortitude Gold Corp.	203,116
22,000	Friedman Industries, Inc.	336,380
6,000	Koppers Holdings, Inc.	194,400
19,900	LSB Industries, Inc.*	151,041
17,400	Mativ Holdings, Inc.	189,660
8,900	Metallus, Inc.*	125,757
9,800	Myers Industries, Inc.	108,192
11,400	Olympic Steel, Inc.	374,034
218	Ramaco Resources, Inc., Class B	2,155
15,800	Ramaco Resources, Inc., Class A	162,108
6,400	Ryerson Holding Corp.	118,464
17,000	SunCoke Energy, Inc.	181,900
3,000	Universal Stainless & Alloy Products, Inc.*	132,090
4,500	Valhi, Inc.	105,255
		3,431,361
Real Estate — 4.2%
6,820	Alpine Income Property Trust, Inc., REIT	114,508
6,500	American Realty Investors, Inc.*	95,420
13,000	AMREP Corp.*	408,200
6,800	BRT Apartments Corp., REIT	122,604

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
4,700	Community Healthcare Trust, Inc., REIT	$90,287
38,400	Comstock Holding Cos., Inc.*	306,816
11,800	CTO Realty Growth, Inc., REIT	232,578
26,500	Farmland Partners, Inc., REIT	311,640
53,000	Five Point Holdings LLC, Class A*	200,340
10,700	FRP Holdings, Inc.*	327,741
11,242	Getty Realty Corp., REIT	338,721
10,100	Global Medical REIT, Inc., REIT	77,972
3,054	Kimco Realty Corp., REIT	71,555
9,700	Newlake Capital Partners, Inc., REIT	169,750
27,432	One Liberty Properties, Inc., REIT	747,248
14,200	Postal Realty Trust, Inc., REIT, Class A	185,310
7,000	Tejon Ranch Co.*	111,300
61,710	Whitestone, REIT	874,431
		4,786,421
Utilities — 1.2%
40,300	Altus Power, Inc.*	164,021
2,400	Artesian Resources Corp., Class A	75,888
10,900	Genie Energy Ltd., Class B	169,931
19,300	Pure Cycle Corp.*	244,724
3,900	RGC Resources, Inc.	78,234
12,266	Unitil Corp.	664,695
		1,397,493

Total Common Stocks		112,215,636
(Cost $82,713,136)
Exchange Traded Funds — 1.2%
10,620	iShares Russell Microcap Index Fund	1,384,635

Total Exchange Traded Funds		1,384,635
(Cost $1,293,777)
Rights/Warrants — 0.00%
568	Chord Energy Corp, *	1,931
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	1,299

Total Rights/Warrants		3,230
(Cost $25,047)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	$0
1,098	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)

Shares
Investment Company — 1.0%
1,151,996	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	1,151,996

Total Investment Company		1,151,996
(Cost $1,151,996)

Total Investments		$114,755,497
(Cost $85,183,956) — 100.0%
Other assets in excess of liabilities — 0.0%		753
NET ASSETS — 100.0%		$114,756,250

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:
FOR - Foreign Ownership Receipt
REIT - Real Estate Investment Trust